Summary of Significant Accounting Policies (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Nature of operations [Abstract]
Number of offices worldwide	3,500												3,500
Number of countries and territories	80												80
Basis of consolidation [Abstract]
Ownership interest to qualify for equity method, maximum (in hundredths)	50.00%												50.00%
Ownership interest to qualify for equity method, minimum (in hundredths)	20.00%												20.00%
Carrying value of equity method investments	$ 85.3						$ 75.9						$ 85.3		$ 75.9		$ 71.6
Unremitted earnings from equity method investments													67.2		64.7
Revenues and receivables [Abstract]
Franchise fees													23.9		25.2		23.6
Deferred revenue - current	55.7						54.3						55.7		54.3
Deferred revenue - non-current	17.1						28.6						17.1		28.6
Allowance for doubtful accounts [Abstract]
Bad debt expense													29.2		25.9		28.9
Write-offs of accounts receivable													23.2		25.0		33.5
Advertising costs [Abstract]
Advertising expenses													27.2		34.0		29.2
Reorganization costs [Abstract]
Reorganization costs	26.6		1.2	20.9	0.1		21.0		0.5	1.4	0.2		48.8		23.1		36.1
Restructuring reserve [Roll Forward]
Balance, beginning of period					29.4						34.2		29.4		34.2
Severance costs, net													29.2		12.3
Office closure costs, net													19.6		10.8
Costs paid or utilized													(36.8)		(27.9)
Balance, end of year	41.4						29.4						41.4		29.4		34.2
Fair value of goodwill and tradenames [Abstract]
Goodwill impairment losses																	(311.6)
Intangible assets impairment losses																	(117.2)
Goodwill and intangible asset impairment charges													0		0		(428.8)
Non-cash impairment charges, net of tax																	311.6
Non-cash impairment charges, excluding goodwill																	72.7
Goodwill [Abstract]
Goodwill, Gross	1,041.3	[1]					984.7	[1]					1,041.3	[1]	984.7	[1]
Accumulated Amortization	0	[1]					0	[1]					0	[1]	0	[1]
Goodwill, Net	1,041.3	[1],[2]					984.7	[1],[2]					1,041.3	[1],[2]	984.7	[1],[2]	954.1	[2]
Accumulated impairment loss of goodwill	513.4						513.4						513.4		513.4		513.4
Income approach weight for goodwill impairment for certain reporting units (in hundredths)													75.00%
Market approach weight for goodwill impairment for certain reporting units (in hundredths)													25.00%
Finite-lived [Abstract]
Finite-Lived Intangible Assets, Gross	391.8						379.1						391.8		379.1
Finite-Lived Intangible Assets, Accumulated Amortization	213.2						176.1						213.2		176.1
Finite-Lived Intangible Assets, Net	178.6						203.0						178.6		203.0
Indefinite-lived [Abstract]
Indefinite-Lived Intangible Assets (Excluding Goodwill), Gross	152.0						151.9						152.0		151.9
Accumulated Amortization on Infinite Intangible Assets	0						0						0		0
Indefinite-Lived Intangible Assets (Excluding Goodwill)	152.0						151.9						152.0		151.9
Intangible Assets (Excluding Goodwill) [Abstract]
Intangible Assets, Gross (Excluding Goodwill), Total	543.8						531.0						543.8		531.0
Intangible Assets, Accumulated Amortization (Excluding Goodwill), Total	213.2						176.1						213.2		176.1
Intangible Assets, Net (Excluding Goodwill)	330.6						354.9						330.6		354.9
Amortization expense related to intangibles													36.7	[3]	38.9	[3]	39.3	[3]
Future amortization expense [Abstract}
2013	32.9												32.9
2014	27.9												27.9
2015	24.8												24.8
2016	20.8												20.8
2017	18.9												18.9
Number of reporting units experiencing strong indicators of impairment																	2
Marketable securities [Abstract]
Available-for-sale investments market value	0						0.4						0		0.4
Available-for-sale investments adjusted cost basis	0						0.1						0		0.1
Available-for-sale investments realized gains or losses													0.3		0		0
Available-for-sale investments unrealized loss							0								0
Ownership interest in our Swiss franchise (in hundredths)	49.00%												49.00%
Swiss Franchise Investment Market Value	192.5						175.8						192.5		175.8
Swiss franchise realized gains													0.1		0.1		0.5
Swiss franchise realized losses													0.2		0.3		0.2
Capitalized software for internal use [Abstract]
Capitalized Software, Useful Life, Minimum													3 years
Capitalized Software, Useful Life, Maximum													5 years
Net capitalized software	10.6						14.4						10.6		14.4
Amortization expense related to the capitalized software costs													7.3		7.8		11.6
Property and equipment [Abstract]
Property and equipment, gross	704.1						685.6						704.1		685.6
Share Repurchase Programs [Abstract]
Shares repurchased (in shares)													3.6		2.6		0.9
Total cost of shares repurchased													138.2		104.5		34.8
Dividends declared (in dollars per share)													$ 0.86		$ 0.80		$ 0.74
Total dividend paid													67.8		65.1		60.8
Authorized in 2007 [Member]
Share Repurchase Programs [Abstract]
Shares repurchased (in shares)															0.2		0.9
Authorized in 2010 [Member]
Share Repurchase Programs [Abstract]
Shares authorized to be repurchased (in shares)																	3.0
Shares repurchased (in shares)													0.6		2.4
Authorized in 2011 [Member]
Share Repurchase Programs [Abstract]
Shares authorized to be repurchased (in shares)							3.0								3.0
Shares repurchased (in shares)													3.0
Authorized in 2012 [Member]
Share Repurchase Programs [Abstract]
Shares authorized to be repurchased (in shares)	8.0												8.0
Land [Member]
Property and equipment [Abstract]
Property and equipment, gross	6.8						7.3						6.8		7.3
Building [Member]
Property and equipment [Abstract]
Property and equipment, gross	21.0						21.5						21.0		21.5
Furniture, Fixtures and Autos [Member]
Property and equipment [Abstract]
Property and equipment, gross	198.4						194.9						198.4		194.9
Computer Equipment [Member]
Property and equipment [Abstract]
Property and equipment, gross	169.2						164.4						169.2		164.4
Leasehold Improvements [Member]
Property and equipment [Abstract]
Property and equipment, gross	308.7						297.5						308.7		297.5
Trade Names [Member]
Indefinite-lived [Abstract]
Indefinite-Lived Intangible Assets (Excluding Goodwill), Gross	54.0	[4]					54.0	[4]					54.0	[4]	54.0	[4]
Accumulated Amortization on Infinite Intangible Assets	0	[4]					0	[4]					0	[4]	0	[4]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	54.0	[4]					54.0	[4]					54.0	[4]	54.0	[4]
Accumulated Impairment Loss	139.5						139.5						139.5		139.5
Reacquired Franchise Rights [Member]
Indefinite-lived [Abstract]
Indefinite-Lived Intangible Assets (Excluding Goodwill), Gross	98.0						97.9						98.0		97.9
Accumulated Amortization on Infinite Intangible Assets	0						0						0		0
Indefinite-Lived Intangible Assets (Excluding Goodwill)	98.0						97.9						98.0		97.9
Technology [Member]
Finite-lived [Abstract]
Finite-Lived Intangible Assets, Gross	19.6						19.6						19.6		19.6
Finite-Lived Intangible Assets, Accumulated Amortization	19.6						19.6						19.6		19.6
Finite-Lived Intangible Assets, Net	0						0						0		0
Weighted-average useful lives (in years)													5 years
Franchise Agreements [Member]
Finite-lived [Abstract]
Finite-Lived Intangible Assets, Gross	18.0						18.0						18.0		18.0
Finite-Lived Intangible Assets, Accumulated Amortization	16.1						14.3						16.1		14.3
Finite-Lived Intangible Assets, Net	1.9						3.7						1.9		3.7
Weighted-average useful lives (in years)													10 years
Customer Relationships [Member]
Finite-lived [Abstract]
Finite-Lived Intangible Assets, Gross	339.0						328.0						339.0		328.0
Finite-Lived Intangible Assets, Accumulated Amortization	165.1						130.1						165.1		130.1
Finite-Lived Intangible Assets, Net	173.9						197.9						173.9		197.9
Weighted-average useful lives (in years)													14 years
Other [Member]
Finite-lived [Abstract]
Finite-Lived Intangible Assets, Gross	15.2						13.5						15.2		13.5
Finite-Lived Intangible Assets, Accumulated Amortization	12.4						12.1						12.4		12.1
Finite-Lived Intangible Assets, Net	2.8						1.4						2.8		1.4
Weighted-average useful lives (in years)													3 years
Minimum [Member]
Goodwill [Abstract]
Discount rate for goodwill impairment test (in hundredths)													10.60%
Minimum [Member] | Furniture, Fixtures and Autos [Member]
Property and equipment [Abstract]
Property, Plant and Equipment, Useful Life													2 years
Minimum [Member] | Computer Equipment [Member]
Property and equipment [Abstract]
Property, Plant and Equipment, Useful Life													2 years
Maximum [Member]
Goodwill [Abstract]
Discount rate for goodwill impairment test (in hundredths)													16.90%
Maximum [Member] | Building [Member]
Property and equipment [Abstract]
Property, Plant and Equipment, Useful Life													40 years
Maximum [Member] | Furniture, Fixtures and Autos [Member]
Property and equipment [Abstract]
Property, Plant and Equipment, Useful Life													16 years
Maximum [Member] | Computer Equipment [Member]
Property and equipment [Abstract]
Property, Plant and Equipment, Useful Life													16 years
Carrying Amount [Member]
Assets [Abstract]
Total assets measured at fair value																	1,438.2
Fair Value Measurements [Abstract]
Euro-denominated notes	725.5						647.6						725.5		647.6
Fair Value [Member]
Assets [Abstract]
Total assets measured at fair value																	1,009.4
Fair Value Measurements [Abstract]
Euro-denominated notes	778.8						654.9						778.8		654.9
Recurring Basis [Member]
Assets [Abstract]
Available-for-sale securities	0						0.4						0		0.4
Foreign currency forward contracts	0.1						0						0.1		0
Deferred compensation plan assets	58.7						45.2						58.7		45.2
Total assets measured at fair value	58.8						45.6						58.8		45.6
Liabilities [Abstract]
Foreign currency forward contracts	0						0.3						0		0.3
Total liabilities	0						0.3						0		0.3
Recurring Basis [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Available-for-sale securities	0						0.4						0		0.4
Foreign currency forward contracts	0						0						0		0
Deferred compensation plan assets	58.7						45.2						58.7		45.2
Total assets measured at fair value	58.7						45.6						58.7		45.6
Liabilities [Abstract]
Foreign currency forward contracts	0						0						0		0
Total liabilities	0						0						0		0
Recurring Basis [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Available-for-sale securities	0						0						0		0
Foreign currency forward contracts	0.1						0						0.1		0
Deferred compensation plan assets	0						0						0		0
Total assets measured at fair value	0.1						0						0.1		0
Liabilities [Abstract]
Foreign currency forward contracts	0						0.3						0		0.3
Total liabilities	0						0.3						0		0.3
Recurring Basis [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Available-for-sale securities	0						0						0		0
Foreign currency forward contracts	0						0						0		0
Deferred compensation plan assets	0						0						0		0
Total assets measured at fair value	0						0						0		0
Liabilities [Abstract]
Foreign currency forward contracts	0						0						0		0
Total liabilities	0						0						0		0
Non-recurring Basis [Member]
Fair value of goodwill and tradenames [Abstract]
Goodwill																	954.1
Tradenames																	55.3
Non-recurring Basis [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of goodwill and tradenames [Abstract]
Goodwill																	0
Tradenames																	0
Non-recurring Basis [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Fair value of goodwill and tradenames [Abstract]
Goodwill																	0
Tradenames																	0
Non-recurring Basis [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Fair value of goodwill and tradenames [Abstract]
Goodwill																	954.1
Tradenames																	55.3
United States [Member]
Restructuring reserve [Roll Forward]
Balance, beginning of period					3.3						7.4		3.3		7.4
Severance costs, net													3.4		1.3
Office closure costs, net													4.0		0.3
Costs paid or utilized													(6.9)		(5.7)
Balance, end of year	3.8						3.3						3.8		3.3
France [Member]
Restructuring reserve [Roll Forward]
Balance, beginning of period					3.5						5.6		3.5		5.6
Office closure costs, net													1.7		0.4
Costs paid or utilized													(1.4)		(2.5)
Balance, end of year	3.8						3.5						3.8		3.5
Italy [Member]
Restructuring reserve [Roll Forward]
Balance, beginning of period					0.4						0		0.4		0
Severance costs, net													0.7		0.9
Costs paid or utilized													(0.2)		(0.5)
Balance, end of year	0.9						0.4						0.9		0.4
Americas [Member]
Restructuring reserve [Roll Forward]
Balance, beginning of period					4.0	[5]					7.4	[5]	4.0	[5]	7.4	[5]
Severance costs, net													5.8	[5]	2.1	[5]
Office closure costs, net													4.0	[5]	0.3	[5]
Costs paid or utilized													(9.3)	[5]	(5.8)	[5]
Balance, end of year	4.5	[5]					4.0	[5]					4.5	[5]	4.0	[5]
Goodwill [Abstract]
Goodwill, Net	467.1	[6]					461.8	[6]					467.1	[6]	461.8	[6]	465.5	[6]
Southern Europe [Member]
Restructuring reserve [Roll Forward]
Balance, beginning of period					4.2	[7]					5.6	[7]	4.2	[7]	5.6	[7]
Severance costs, net													2.1	[7]	1.1	[7]
Office closure costs, net													1.7	[7]	0.4	[7]
Costs paid or utilized													(3.3)	[7]	(2.9)	[7]
Balance, end of year	4.7	[7]					4.2	[7]					4.7	[7]	4.2	[7]
Goodwill [Abstract]
Goodwill, Net	103.3	[8]					59.5	[8]					103.3	[8]	59.5	[8]	33.1	[8]
Northern Europe [Member]
Restructuring reserve [Roll Forward]
Balance, beginning of period					11.8						5.0		11.8		5.0
Severance costs, net													8.3		5.5
Office closure costs, net													4.9		7.7
Costs paid or utilized													(9.4)		(6.4)
Balance, end of year	15.6						11.8						15.6		11.8
Goodwill [Abstract]
Goodwill, Net	270.7						260.7						270.7		260.7		265.1
APME [Member]
Restructuring reserve [Roll Forward]
Balance, beginning of period					1.2						0.7		1.2		0.7
Severance costs, net													0.7		0.5
Office closure costs, net													0		0
Costs paid or utilized													(1.9)		0
Balance, end of year	0						1.2						0		1.2
Goodwill [Abstract]
Goodwill, Net	73.2						77.5						73.2		77.5		64.9
Right Management [Member]
Restructuring reserve [Roll Forward]
Balance, beginning of period					8.2						14.4		8.2		14.4
Severance costs, net													3.1		3.1
Office closure costs, net													7.8		2.4
Costs paid or utilized													(12.5)		(11.7)
Balance, end of year	6.6						8.2						6.6		8.2
Goodwill [Abstract]
Goodwill, Net	62.1						60.3						62.1		60.3		60.6
Corporate [Member]
Restructuring reserve [Roll Forward]
Balance, beginning of period					0						1.1		0		1.1
Severance costs, net													9.2		0
Office closure costs, net													1.2
Costs paid or utilized													(0.4)		(1.1)
Balance, end of year	10.0						0						10.0		0
Goodwill [Abstract]
Goodwill, Net	64.9	[2],[9]					64.9	[2],[9]					64.9	[2],[9]	64.9	[2],[9]	64.9	[2],[9]
Allowance for Doubtful Accounts [Member]
Allowance for doubtful accounts [Abstract]
Bad debt expense													29.2		25.9		28.9
Write-offs of accounts receivable													$ 23.2		$ 25.0		$ 33.5

[1]	Balances were net of accumulated impairment loss of $513.4 as of both December 31, 2012 and 2011.
[2]	Balances were net of accumulated impairment loss of $513.4 as of January 1, 2011, December 31, 2011 and December 31, 2012.
[3]	Intangible asset amortization related to acquisitions is excluded from operating costs within the reportable segments and corporate expenses, and shown separately.
[4]	Balances were net of accumulated impairment loss of $139.5 as of both December 31, 2012 and 2011.
[5]	Balance related to United States was $7.4 as of January 1, 2011. In 2011, United States incurred $1.3 for severance costs and $0.3 for office closure costs and paid/utilized $5.7, leaving a $3.3 liability as of December 31, 2011. In 2012, United States incurred $3.4 for severance costs and $4.0 for office closure costs and paid/utilized $6.9, leaving a $3.8 liability as of December 31, 2012.
[6]	Balances related to United States were $451.7, $448.3 and $448.5 as of January 1, 2011, December 31, 2011 and December 31, 2012, respectively.
[7]	Balance related to France was $5.6 as of January 1, 2011. In 2011, France incurred $0.4 for office closure costs and paid/utilized $2.5, leaving a $3.5 liability as of December 31, 2011. In 2012, France incurred $1.7 for office closure costs and paid/utilized $1.4, leaving a $3.8 liability as of December 31, 2012. Italy had no reorganization liability as of January 1, 2011. In 2011, Italy recorded severance costs of $0.9 and paid out $0.5, leaving a $0.4 liability as of December 31, 2011. In 2012, Italy incurred $0.7 for severance costs and paid $0.2, leaving a $0.9 liability as of December 31, 2012.
[8]	Balances related to France were $15.8, $42.1 and $83.8 as of January 1, 2011, December 31, 2011 and December 31, 2012, respectively. Balances related to Italy were $4.6, $5.4 and $5.5 as of January 1, 2011, December 31, 2011 and December 31, 2012, respectively.
[9]	The majority of the Corporate balance as of December 31, 2012 relates to goodwill attributable to our acquisition of Jefferson Wells ($55.5) which is part of the United States reporting unit. For purposes of monitoring our total assets by segment, we do not allocate the Corporate balance to the respective reportable segments. We do, however, include these balances within the appropriate reporting units for our goodwill impairment testing. See the table below for the breakout of goodwill balances by reporting unit.